Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive Income /(Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2019	$ 1,000	$ 607,664,000	$ (8,034,000)	$ (2,728,000)	$ (523,908,000)	$ 72,995,000
Balance (in shares) at Dec. 31, 2019	9,777,077
Issuance of common stock for options and warrants exercised	$ 0	3,874,000	0	0	0	3,874,000
Issuance of common stock for options and warrants exercised (in shares)	273,763
Repurchase of stock options to satisfy tax withholding obligations	$ 0	(251,000)	0	0	0	(251,000)
Issuance of common stock pursuant to financing agreements	$ 0	45,099,000	0	0	0	45,099,000
Issuance of common stock pursuant to financing agreements (in shares)	2,343,431
Stock issuance costs	$ 0	(3,028,000)	0	0	0	(3,028,000)
Stock-based compensation expense, net of forfeitures	0	7,821,000	0	0	0	7,821,000
Foreign currency translation adjustment	0		0	3,317,000	0	3,317,000
Net loss attributable to CASI Pharmaceuticals, Inc.	0	(1,694,000)	0	0	(46,593,000)	(48,287,000)
Balance at Dec. 31, 2020	$ 1,000	659,485,000	(8,034,000)	589,000	(570,501,000)	81,540,000
Balance (in shares) at Dec. 31, 2020	12,394,271
Issuance of common stock pursuant to financing agreements	$ 0	32,500,000	0	0	0	32,500,000
Issuance of common stock pursuant to financing agreements (in shares)	1,585,365
Stock issuance costs	$ 0	(2,019,000)	0	0	0	(2,019,000)
Stock-based compensation expense, net of forfeitures	0	7,770,000	0	0	0	7,770,000
Foreign currency translation adjustment	0		0	1,365,000	0	1,365,000
Net loss attributable to CASI Pharmaceuticals, Inc.	0	(1,512,000)	0	0	(35,142,000)	(36,654,000)
Balance at Dec. 31, 2021	$ 1,000	696,224,000	(8,034,000)	1,954,000	(605,643,000)	84,502,000
Balance (in shares) at Dec. 31, 2021	13,979,636
Repurchase and retirement of ordinary shares	$ 0	(1,971,000)	(1,296,000)	0	0	(3,267,000)
Repurchase and retirement of ordinary shares (in shares)	(522,011)
Stock-based compensation expense, net of forfeitures	$ 0	7,010,000	0	0	0	7,010,000
Foreign currency translation adjustment	0		0	(2,657,000)	0	(2,657,000)
Net loss attributable to CASI Pharmaceuticals, Inc.	0	(9,497,000)	0	0	(31,517,000)	(41,014,000)
Balance at Dec. 31, 2022	$ 1,000	$ 691,766,000	$ (9,330,000)	$ (703,000)	$ (637,160,000)	$ 44,574,000
Balance (in shares) at Dec. 31, 2022	13,457,625